Entities accounted under the equity method Principal joint ventures - Summary of joint ventures (Detail)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Matalco Canada Inc.
Disclosure Of Joint Ventures And Associates [Line Items]
Group interest (%)	50.00%
Minera Escondida Ltda
Disclosure Of Joint Ventures And Associates [Line Items]
Group interest (%)	30.00%	30.00%
Sohar Aluminium Co. L.L.C.
Disclosure Of Joint Ventures And Associates [Line Items]
Group interest (%)	20.00%
Matalco USA, LLC
Disclosure Of Joint Ventures And Associates [Line Items]
Group interest (%)	50.00%